Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities	$ 18.9	$ 15.3